Loans and Allowance for Credit Losses (Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment		¥ 412,507	¥ 282,665	¥ 339,296
Troubled debt restructurings, Post-modification outstanding recorded investment		399,849	258,345	336,683
Troubled debt restructurings that subsequently defaulted, Recorded Investment		14,666	29,904	14,680
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	324,055	175,011	222,125
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	312,215	151,505	222,125
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	5,234	22,503	6,741
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	239,793	93,968	131,105
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	227,953	70,462	131,105
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	1,769	11,644	2,729
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	5,053	3,435	3,921
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	5,053	3,435	3,921
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	322	86
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	13,555	21,977	17,409
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	13,555	21,977	17,409
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	119	1,174	1,444
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	16,024	13,149	12,564
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	16,024	13,149	12,564
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	452	1,481	295
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	43,643	32,458	42,061
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	43,643	32,458	42,061
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	2,044	5,834	1,024
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	12	1	889
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	12	1	889
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]			330
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	2,434	1,802	8,442
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	2,434	1,802	8,442
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	264	1,639	434
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	2,005	4,414	1,927
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	2,005	4,414	1,927
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	149	152	415
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	1,536	3,807	3,807
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	1,536	3,807	3,807
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	115	493	70
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	3,090	20,175	10,142
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	2,927	20,175	10,142
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]			419
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	1,594	7,616	524
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	1,594	7,616	524
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]			509
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[2]	26,073	32,777	50,005
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[2]	26,073	32,777	50,005
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[2]	345	474	349
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	19,275	17,141	26,409
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	19,015	16,869	26,055
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	4,793	4,015	4,507
MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	18,624	29,945	30,091
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	18,258	29,403	27,832
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	2,839	¥ 2,912	¥ 2,155
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	[1],[3]	19,796
Troubled debt restructurings, Post-modification outstanding recorded investment	[1],[3]	19,767
Troubled debt restructurings that subsequently defaulted, Recorded Investment	[1],[3]	¥ 1,455

[1]	For the fiscal years ended March 31, 2013 and 2014, extension of the stated maturity date of loans was the primary concession type in the Commercial and Residential segments, whereas reduction in the stated rate and payment deferrals were the primary concession types in the Card and MUAH segments, respectively. For the fiscal year ended March 31, 2015, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and payment deferrals was the primary concession type in the MUAH segment.
[2]	TDRs for the Commercial and Residential segments include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted.
[3]	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans.